                OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
                 Supplement dated April 15, 2005 to the
                   Prospectus dated February 28, 2005

Effective April 15, 2005, this supplement amends the Prospectus dated
February 28, 2005 and replaces the supplement dated March 23, 2005.

The Prospectus is revised as follows:

1.  The second sentence of the first paragraph on the cover page of the
Prospectus is deleted in its entirety and replaced by the following:

   It invests in a diversified portfolio of stocks, bonds and cash equivalents.

2.  The section captioned "ABOUT THE FUND - The Fund's Investment
Objective And Principal Investment Strategies - WHAT DOES THE FUND
MAINLY INVEST IN?" on page 3 is deleted in its entirety and replaced by the following:

   WHAT DOES THE FUND MAINLY INVEST IN?  The Fund can invest in a variety of equity securities and debt securities that are expected to increase in value.  The Fund normally invests mainly in securities that the portfolio manager believes are undervalued in the marketplace.  The Fund's Investment Manager, OppenheimerFunds,
   Inc., can allocate the Fund's investments among these different types of securities in different proportions at different times to seek the Fund's objective.  The Fund's Manager exercises a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion or limited by investment style or by the issuer's location, size, market capitalization or industry sector.  The Fund may have none or some of its assets invested in each asset class in relative proportions that change over time based on market and economic conditions.

   The Fund may invest a substantial portion of its assets in foreign securities.  Further, the Fund may sell securities short.  The Fund also uses derivative investments for hedging purposes or to seek higher investment returns.  These include options, futures, forward contracts and swaps.  The Fund's investments are more fully explained in "About the Fund's Investments," below.

3.  The second sentence of the first paragraph in the section captioned
"Main Risks of Investing in the Fund--RISKS OF INVESTING IN STOCKS," on
page 4, is deleted in its entirety and replaced by the following:

   Because the Fund may have substantial investments in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets in which it invests.

4.  In the section captioned "ABOUT THE FUND - Main Risks of Investing in the Fund," following the paragraph titled "CREDIT RISK" on page 5, add the following:

   RISKS OF DERIVATIVE INVESTMENTS.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, forward contracts and swaps are some of the derivatives the Fund typically use.

       If the issuer of the derivative does not pay the amount due, the
   Fund can lose money on the investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could fall, and the Fund could get less income than expected, or its hedge might be unsuccessful.  Some derivatives may be illiquid, making it difficult to value or sell them at an acceptable price.  Using derivatives can increase the volatility of the Fund's share prices.

   SHORT SALES.  The Fund may engage in short selling.  Short selling involves selling securities that are not owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date.  Short selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale of an equity security creates the risk of an unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position.
   There can be no assurance that the securities necessary to cover a short position will be available for purchase.  Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.  For these reasons, short selling is considered a speculative investment practice.  Short selling may increase the Fund's portfolio turnover rate, thereby increasing its brokerage and other transaction expenses.  The Fund will limit its total short positions to no more than 25% of its net assets.

5.  Under the heading "ABOUT THE FUND - About the Fund's Investments,"
the first five paragraphs of the section captioned "THE FUND'S
PRINCIPAL INVESTMENT POLICIES," beginning on page 9, are deleted in their entirety and replaced by the following:

   THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the
   Fund's portfolio among the different types of investments will vary over time based upon the evaluation of economic and market trends.
   The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional
   Information contains more detailed information about the Fund's investment policies and risks.

        The Manager tries to reduce risks by carefully researching securities before an investment is made and by diversifying among various asset classes. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry.

        However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of the
   Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

   Stock and Other Equity Investments.  Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stock. The Fund can invest in
        securities issued by domestic or foreign companies of any size.

        Although convertible securities are debt securities, in some cases convertible securities can be considered "equity
        equivalents" because of the conversion feature. Their rating must meet the Fund's credit criteria for debt securities,
        described below under "Debt Securities," but the credit rating has less impact on the investment decision than in the case of other debt securities.

     o  Value Stocks. These are stocks that appear to be temporarily undervalued, by various measures such as price/earnings
        ratios.  Value investing seeks stocks with prices that are low relative to what the Manager believes to be their real worth or future prospects.  The hope is that the Fund will realize
        appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.  However, there is the risk that the stock will not appreciate in value as
        anticipated.

6.  Under the heading  "OTHER INVESTMENT STRATEGIES" on page 11 the first sentence of the section "Foreign Investing" is deleted in its entirety and replaced by the following:

        The Fund has no limits on the amounts it can invest in foreign securities, and it may invest a substantial portion of its assets in foreign securities.

7.  Under the heading "OTHER INVESTMENT STRATEGIES" on page 12, the section "Derivative Instruments" is deleted in its entirety and replaced by the following:

   Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a
        derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use other
        derivative investments because they offer the potential for increased value. Interest rate and stock market changes in the
        U.S. and abroad may influence the performance of derivatives.

8.  Under the heading "OTHER INVESTMENT STRATEGIES" on page 13, the second sentence in the section "Portfolio Turnover" is deleted in its entirety.

9.  Under the heading "How the Fund is Managed - THE MANAGER" on page
14, the second paragraph of the section titled "The Manager's Fees" is deleted in its entirety.

April 15, 2005
PS0236.029